GOODWILL AND INTANGIBLE ASSETS - Intangible Assets with Definite Lives (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Intangible assets with definite lives
Gross Carrying Amount	$ 871,841	$ 877,893
Accumulated Amortization	(662,819)	(547,416)
Total	$ 209,022	$ 330,477
Weighted-Average Useful Life	5 years 1 month 6 days	5 years
Advertiser relationships
Intangible assets with definite lives
Gross Carrying Amount	$ 297,000	$ 297,000
Accumulated Amortization	(211,694)	(154,819)
Total	$ 85,306	$ 142,181
Weighted-Average Useful Life	5 years	5 years
Licensee relationships
Intangible assets with definite lives
Gross Carrying Amount	$ 171,000	$ 171,000
Accumulated Amortization	(123,115)	(85,496)
Total	$ 47,885	$ 85,504
Weighted-Average Useful Life	4 years 10 months 24 days	4 years 10 months 24 days
Trade names
Intangible assets with definite lives
Gross Carrying Amount	$ 138,118	$ 119,383
Accumulated Amortization	(77,639)	(54,165)
Total	$ 60,479	$ 65,218
Weighted-Average Useful Life	8 years 3 months 18 days	9 years 3 months 18 days
Content
Intangible assets with definite lives
Gross Carrying Amount	$ 104,939	$ 104,939
Accumulated Amortization	(104,939)	(88,845)
Total	$ 0	$ 16,094
Weighted-Average Useful Life	2 years 10 months 24 days	2 years 10 months 24 days
Technology
Intangible assets with definite lives
Gross Carrying Amount	$ 91,900	$ 116,110
Accumulated Amortization	(91,900)	(114,582)
Total	$ 0	$ 1,528
Weighted-Average Useful Life	2 years	2 years 2 months 12 days
Customer lists and user base
Intangible assets with definite lives
Gross Carrying Amount	$ 68,084	$ 68,661
Accumulated Amortization	(52,732)	(48,721)
Total	$ 15,352	$ 19,940
Weighted-Average Useful Life	6 years 4 months 24 days	6 years 4 months 24 days
Professional relationships
Intangible assets with definite lives
Gross Carrying Amount	$ 800	$ 800
Accumulated Amortization	(800)	(788)
Total	$ 0	$ 12
Weighted-Average Useful Life	4 years	4 years